UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Asset Management, Inc.
Address:    253 Riverside Avenue
            Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Oliver
Title:      President
Phone:      203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver        Westport, Connecticut       November 3, 2010
      ----------------        ---------------------       ----------------

Report Type (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total (x$1,000):  $ 577,073

List of Included Managers:

      Andrew J. Knuth         Westport Asset Management, Inc.
      Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:
      No.     13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105    17,096      916,168  SH         Defined  1               736,353  179,815
Arthur J. Gallagher & Company       COM       363576109     8,025      304,321  SH         Defined  1               234,321   70,000
Baldor Electric Company             COM       057741100    13,077      323,700  SH         Defined  1               262,900   60,800
Banner Corporation                  COM       06652V109       772      357,379  SH         Defined                  357,379
Berry Petroleum Co.                 COM       085789105     5,109      161,001  SH         Defined  1               141,001   20,000
Big Lots, Inc.                      COM       089302103    49,425    1,486,478  SH         Defined  1             1,304,453  182,025
Brown & Brown, Inc.                 COM       115236101    11,119      550,700  SH         Defined  1               380,700  170,000
CACI International, Inc.            COM       127190304     1,865       41,200  SH         Defined  1                         41,200
Carter's Inc.                       COM       146229109       427       16,200  SH         Defined  1                16,200
Charles River Laboratories Int      COM       159864107     1,514       45,660  SH         Defined                   45,660
Checkpoint Systems, Inc.            COM       162825103    30,127    1,480,422  SH         Defined  1             1,318,493  161,929
Chicago Bridge & Iron Company       COM       167250109     6,724      275,000  SH         Defined  1               255,000   20,000
Columbia Banking System, Inc.       COM       197236102     2,967      150,980  SH         Defined                  150,980
Comstock Resources, Inc.            COM       205768203     5,669      252,089  SH         Defined  1               252,089
Con-way Inc.                        COM       205944101     1,202       38,800  SH         Defined                   38,800
Corinthian Colleges, Inc.           COM       218868107     5,253      748,310  SH         Defined  1               720,065   28,245
Darden Restaurants, Inc.            COM       237194105     4,834      113,000  SH         Defined  1               113,000
DeVry, Inc.                         COM       251893103    43,634      886,699  SH         Defined  1               812,099   74,600
Del Monte Foods Company             COM       24522P103     3,632      277,020  SH         Defined  1               277,020
Devon Energy Corp.                  COM       25179M103    11,346      175,256  SH         Defined                  168,772    6,484
EMS Technologies, Inc.              COM       26873N108     1,657       88,960  SH         Defined                   88,960
FEI Company                         COM       30241L109       836       42,722  SH         Defined  1                42,722
Fairchild Semiconductor Corp.       COM       303726103     1,546      164,500  SH         Defined                  164,500
Forest Oil Corp.                    COM       346091705     5,675      191,085  SH         Defined  1               161,085   30,000
Gaylord Entertainment Company       COM       367905106     5,607      183,832  SH         Defined  1               183,832
General Communication, Inc. -       COM       369385109    11,469    1,150,305  SH         Defined  1               763,590  386,715
Haynes International, Inc.          COM       420877201       349       10,000  SH         Defined  1                10,000
ITT Educational Services, Inc.      COM       45068B109    26,316      374,493  SH         Defined  1               332,393   42,100
Jack Henry & Associates, Inc.       COM       426281101     5,355      210,000  SH         Defined  1               110,000  100,000
John Wiley & Sons, Inc.             COM       968223206       858       21,000  SH         Defined  1                11,000   10,000
KBR, Inc.                           COM       48242W106     6,035      244,925  SH         Defined  1               174,925   70,000
Kinetic Concepts, Inc.              COM       49460W208     4,876      133,300  SH         Defined  1                58,300   75,000
Lincare Holdings, Inc.              COM       532791100     4,665      186,000  SH         Defined  1                21,000  165,000
Nat.West.Life Ins.                  COM       638522102    17,453      124,060  SH         Defined  1               124,060
North Valley Bancorp                COM       66304M105       259      158,885  SH         Defined                   89,585   69,300
Orient Express Hotels Ltd. - C      COM       G67743107     9,234      828,163  SH         Defined  1               654,263  173,900
Owens & Minor, Inc.                 COM       690732102    28,118      987,999  SH         Defined                  930,099   57,900
Parametric Technology Corp.         COM       699173209     6,190      316,796  SH         Defined  1               176,520  140,276
Parker Drilling                     COM       701081101       620      142,500  SH         Defined  1                        142,500
People's United Financial, Inc      COM       712704105       377       28,822  SH         Defined                   28,822
Perkin Elmer, Inc.                  COM       714046109     1,025       44,300  SH         Defined                   44,300
Plains Exploration & Productio      COM       726505100    16,709      626,523  SH         Defined  1               613,779   12,744
Preferred Bank, Los Angeles         COM       740367107       148       91,765  SH         Defined  1                         91,765
Pres.Realty B                       COM       741004204       160       86,200  SH         Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105     1,473       45,380  SH         Defined                   22,193   23,187
Psychiatric Solutions Inc.          COM       74439H108     7,264      216,500  SH         Defined                  216,500
QLogic Corp.                        COM       747277101    10,602      601,000  SH         Defined  1               421,000  180,000
Rogers Corp.                        COM       775133101    17,578      558,382  SH         Defined  1               457,382  101,000
Ross Stores, Inc.                   COM       778296103    15,265      279,266  SH         Defined                  279,266
Ruby Tuesday, Inc.                  COM       781182100     5,547      467,300  SH         Defined  1               322,500  144,800
Saks, Inc.                          COM       79377w108    10,603    1,232,850  SH         Defined  1               969,250  263,600
Skyworks Solutions, Inc.            COM       83088M102     3,468      167,800  SH         Defined  1               167,800
Southwestern Energy Company         COM       845467109     8,069      241,300  SH         Defined                  241,300
Stone Energy Corp.                  COM       861642106     3,030      205,706  SH         Defined  1                69,500  136,206
Synopsys, Inc.                      COM       871607107       966       39,000  SH         Defined  1                39,000
TJX Companies                       COM       872540109    15,027      336,700  SH         Defined                  336,700
Talbots, Inc.                       COM       874161102     1,445      110,285  SH         Defined  1               110,285
Thermo Fisher Scientific Inc.       COM       883556102     5,813      121,400  SH         Defined                  100,000   21,400
Timberland Bancorp.                 COM       887098101       515      127,600  SH         Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103    13,820      859,475  SH         Defined  1               829,475   30,000
United Rentals, Inc.                COM       911363109     1,362       91,800  SH         Defined  1                77,800   14,000
Universal Health Services, Inc      COM       913903100    34,659      891,900  SH         Defined  1               832,000   59,900
Vishay Intertechnology, Inc.        COM       928298108       935       96,600  SH         Defined  1                46,600   50,000
Volt Information Sciences, Inc      COM       928703107       538       74,719  SH         Defined  1                48,883   25,836
Webster Financial Corp.             COM       947890109     3,265      185,918  SH         Defined                  185,918
Willis Group Holdings plc           COM       013131180    36,043    1,169,476  SH         Defined  1               980,861  188,615
iShares Russell 2000 Index Fun      COM       464287655       432        6,400  SH         Defined  1                 6,400